SHARE-BASED COMPENSATION - Stock Appreciation Rights (Details) - USD ($)		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Vesting period	1 year
Share-based compensation			$ 225,000
Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage	33.00%
Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage	67.00%
Stock Appreciation Rights (SARs)
SHARE-BASED COMPENSATION
Balance as of the beginning of the period		159,736
Granted			230,752
Forfeited		(59,875)	(71,016)
Balance as of the end of the period		99,861	159,736
Recorded liability		$ 0	$ 35,442
Share-based compensation		35,000	35,000
Gain on share based compensation		$ 35,000	$ 35,000
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Vesting period			1 year
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage			67.00%
Vesting period			2 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Balance as of the beginning of the period		3,230,948
Granted		1,968,837	2,591,584
Balance as of the end of the period		2,000,534	3,230,948
Share-based compensation		$ 10,821,120	$ 4,042,690
Restricted Stock Units (RSUs) | Management [Member]
SHARE-BASED COMPENSATION
Vesting period		3 years